UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.
20549 Form 13F Form 13F COVER PAGE Report for the Calendar Year or Quarter
Ended:
December 31, 2005 Check here if Amendment [ ]; Amendment Number: This Amendment
(Check only one.): [ ] is a restatement. [ ] adds new holdings entries.
Institutional
Investment
Manager Filing this Report: Name: Cascade Investment Counsel, LLC Address: 827
Alder
Creek Drive, Suite B Medford, OR 97504 13F File Number: The institutional investment
manager filing this report and the person by whom it is signed hereby represent that the
person
signing the report is authorized to submit it, that all information contained herein is
true, correct
and complete, and that it is understood that all required items, statements, schedules,
lists, and
tables, are considered integral parts of this form. Person Signing this Report on Behalf of
Reporting Manager: Name: Geoffrey W. Cutler Title: Chief Executive Officer
Phone: 541-857-
8551 Signature, Place, and Date of Signing: /s/ Geoffrey W. Cutler Medford, OR
July 14, 2006
Report Type (Check only one.): [ X] 13F HOLDINGS REPORT. [ ] 13F NOTICE. [ ] 13F
COMBINATION REPORT. FORM 13F SUMMARY PAGE Report Summary: Number of
Other Included Managers: 0 Form13F Information Table Entry Total:35 Form13F
Information
Table Value Total: $110,758 (thousands) List of Other Included Managers: Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with
respect to which this report is filed, other than the manager filing this report. NONE
FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/ INVSTM OTHER
VOTING AUTHORI T TY NAME OF ISSUER TITLE OF CUSIP (x$1000) PRN AMT
PRN CALL DSCRET MANAGE SOLE SHARED CLASS N RS - -------------------------
---- ---------------- --------- -------- -------- --- ---- ------- ------------
-------- - -
			FORM	13F INFORMATION	TABLE
				VALUE	SHARES/	SH/		PUT/		INVSTMT	OTHER	VOTING  	AUTHORITY
NAME  OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	CALL	DSCRETN	MANAGERS
ABBOTT LABS		COM	002824100	4736 	112265 	SH		SOLE	0	112265	0
ANADARKO PETROLEUM	COM	032511107	4662 	103500 	SH		SOLE	0	103500	0
APACHE CORP.		COM	037411105	456 	6986 	SH		SOLE	0	6986	0
ARMSTRONG WORLD INDUSTR	COM	042476606	193 	11400 	SH		SOLE	0	11400	0
BAKER HUGHES, INC.	COM	057224107	4684 	60300 	SH		SOLE	0	60300	0
BARRICK GOLD, LTD.	SP ADR	067901108	3283 	118100 	SH		SOLE	0	118100	0
BELL SOUTH CORP		COM	079860102	477 	13400 	SH		SOLE	0	13400	0
BEMIS COMPANY		COM	081437105	1183 	40000 	SH		SOLE	0	40000	0
CASCADE BANCORP		COM	147154108	324 	12000 	SH		SOLE	0	12000	0
CHEVRONTEXACO CORP.	COM	166764100	2987 	48680 	SH		SOLE	0	48680	0
CONOCO PHILLIPS		COM	20825C104	9160 	142823 	SH		SOLE	0	142823	0
DOMINION RESOURCES, INC	COM	25746U109	1626 	22150 	SH		SOLE	0	22150	0
DUPONT EI DE NEMOURS	COM	263534109	282 	6900 	SH		SOLE	0	6900	0
ELY LILLY, INC.		COM	532457108	4320 	80850 	SH		SOLE	0	80850	0
ENDBRIDGE ENERGE PARTNE	UNIT	29250R106	3543 	81250 	SH		SOLE	0	81250	0
EXXON MOBILE CORP	COM	30231G102	239 	3912 	SH		SOLE	0	3912	0
GENERAL ELECTRIC CO	COM	369604103	1535 	46619 	SH		SOLE	0	46619	0
GLAXO SMITH KLINE	SP ADR	37733W105	1484 	27700 	SH		SOLE	0	27700	0
HALABURTON, INC.	COM	406216101	4454 	63100 	SH		SOLE	0	63100	0
INTERNATIONAL PAPER	COM	460146103	607 	29000 	SH		SOLE	0	29000	0
JOHNSON & JOHNSON, Inc.	COM	478160104	4299 	72595 	SH		SOLE	0	72595	0
MARATHON OIL		COM	565849106	5948 	72718 	SH		SOLE	0	72718	0
MERCK, INC.		COM	589331107	4081 	116275 	SH		SOLE	0	116275	0
MERRILL LYNCH		PFD	59021S703	1899 	75550 	SH		SOLE	0	75550	0
NATURAL RESOURCE PARTNE	UNIT LP	63900P103	487 	9050 	SH		SOLE	0	9050	0
NEWMONT MINING, INC.	COM	651639106	3623 	73600 	SH		SOLE	0	73600	0
ONEOK PARTNERS		UNIT LP	68268N103	3093 	62550 	SH		SOLE	0	62550	0
PEOPLES ENERGY CORP	COM	711030106	413 	11550 	SH		SOLE	0	11550	0
PFIZER, INC.		COM	717081103	2157 	94200 	SH		SOLE	0	94200	0
PITNEY BOWES INC.	COM	724479100	583 	14150 	SH		SOLE	0	14150	0
SCHLUMBERGER		COM	806857108	5361 	88350 	SH		SOLE	0	88350	0
TEPPCO PARTNERS		UNIT LP	872384102	2417 	68100 	SH		SOLE	0	68100	0
TIDEWATER, INC.		COM	866423102	2231 	48250 	SH		SOLE	0	48250	0
TRANSOCEAN-SEDCO	SP ADR	G90078109	581 	7558 	SH		SOLE	0	7558	0
VERIZON COMMUNICATIONS	COM	92343V104	1197 	36737 	SH		SOLE	0	36737	0